Commitments and Contingencies - Additional Information (Details) - USD ($)			12 Months Ended
	Nov. 22, 2019	Nov. 21, 2019	Dec. 31, 2019	Feb. 28, 2019
Maverix Metals Inc | Florida Canyon Mine
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of royalty payable	3.00%	3.25%	3.00%
Settlement liability payable	$ 300,000
Peal
Disclosure Of Commitments And Contingencies [Line Items]
Termination penalty				$ 20,000,000
Liability recognized				$ 0
Notice of Civil Claim
Disclosure Of Commitments And Contingencies [Line Items]
Liability recognized			$ 0